Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Accounting Judgements And Estimates [Abstract]
Critical accounting judgements and key sources of estimation uncertainty	4 Critical accounting judgements and key sources of estimation uncertainty
In the application of the Group’s accounting policies, the Directors are required to make judgments, estimates and assumptions that affect the reported carrying amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant and reasonable under the circumstances.
Estimates and assumptions are reviewed on an ongoing basis and revisions to accounting estimates are recognized in the period an estimate is revised. No critical accounting judgments have been applied in the preparation of these financial statements. Key sources of estimation uncertainty are as follows:
Impairment of goodwill
Determining whether goodwill is impaired requires an estimation of the recoverable amount of the cash generating unit to which the goodwill has been allocated, which is the higher of the value in use or fair value less costs of disposal. The value in use calculation requires the Group to estimate both the future cash flow from the cash generating unit and a suitable discount rate in order to calculate the present value.
A number of factors, many of which the Group has limited ability to control, could cause actual results to differ from the estimates and assumptions employed. These factors include:
•a prolonged global or regional economic downturn;
•a significant decrease in the demand for the Group’s services;
•a significant adverse change in legal factors or in the business climate;
•an adverse action or assessment by a regulator; and
•successful efforts by our competitors to gain market share in our markets.
Where the actual future revenues are less than expected, or changes in facts and circumstances which result in a downward revision of future cash flows or an upward revision of the discount rate occur, a material impairment loss or a further impairment loss may arise when a cash generating unit has previously been impaired.
The key sources of estimation uncertainty in the assessment of goodwill impairment are the assumptions around the discount rates, revenue and cost growth rates as well as terminal growth rates.
The value in use calculation uses the cash flows inferred from budgets or achieved during the period and applies the assumptions above to create a discounted cash flow model. The cash flows do not include restructuring activities that the Group is not yet committed to or significant future investments that will enhance the performance of the assets of the cash generating unit being tested. The recoverable amount is sensitive to the discount rate used as well as the growth rates both growth and terminal. These estimates are most relevant to the testing of goodwill for impairment. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are disclosed and further explained in note 13.